Ownership - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership percentage	5.00%
Description of nature of related party relationship	investors, or groups of affiliated investors, are known by us to beneficially own more than 5% of our outstanding ordinary shares
USA [member]
Disclosure of beneficial ownership [line items]
Description of American depository shares	The Company’s American Depository Shares are held through BNY (Nominees) Limited as nominee, of The Bank of New York Mellon, UK (as registered holder of the Company’s outstanding ADSs).
T Rowe Price Associates Inc [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	T. Rowe Price Associates, Inc., USA
Entities affiliated with FMR LLC [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with FMR LLC, USA
Entities affiliated with RA capital management LLC [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with RA Capital Management, LLC, USA
Entities Affiliated With OrbiMed private investments VLP [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with OrbiMed Private Investments V, L.P., USA
Baker Bros. advisors LP [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Baker Bros. Advisors LP, USA